Goodwill And Other Intangible Assets	12 Months Ended
Mar. 31, 2012
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

6.    GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

The table below presents the changes in the carrying amount of goodwill by business segment during the fiscal years ended March 31, 2011 and 2012:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Total
				Other than UNBC	UNBC	Total
	(in millions)
Balance at March 31, 2010:
Goodwill	840,055	885,234	22,527	152,203	219,735	371,938	2,300	2,122,054
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥219,735	¥371,406	¥2,300	¥381,498

Goodwill acquired during the fiscal year(2)	—	—	—	—	8,068	8,068	—	8,068
Foreign currency translation adjustments and other	—	—	—	—	(26,174)	(26,174)	—	(26,174)

Balance at March 31, 2011:
Goodwill	840,055	885,234	22,527	152,203	201,629	353,832	2,300	2,103,948
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥201,629	¥353,300	¥2,300	¥363,392
Foreign currency translation adjustments and other	—	—	—	—	(9,109)	(9,109)	—	(9,109)

Balance at March 31, 2012:
Goodwill	840,055	885,234	22,527	152,203	192,520	344,723	2,300	2,094,839
Accumulated impairment losses	(840,055)	(885,234)	(14,735)	(532)	—	(532)	—	(1,740,556)

	¥—	¥—	¥7,792	¥151,671	¥192,520	¥344,191	¥2,300	¥354,283

Notes:

(1)	See Note 27 for the business segment information of the MUFG Group.
(2)	See Note 2 for the goodwill acquired in connection with various acquisitions.

A goodwill impairment loss of ¥461 million was recognized for the fiscal year ended March 31, 2010. There were no impairment losses recognized for the fiscal years ended March 31, 2011 and 2012. The reporting unit for which an impairment loss was recognized is as follows:

Business Segment	Reporting Unit	Impairment loss
		2010
		(in millions)
Integrated Corporate Banking Business Group	BTMU-Corporate	¥461

		¥461

The fair value of the reporting unit noted above was estimated using the present value of expected future cash flows.

Other Intangible Assets

The table below presents the gross carrying amount, accumulated amortization and net carrying amount, in total and by major class of intangible assets at March 31, 2011 and 2012:

	2011			2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
	(in millions)
Intangible assets subject to amortization:
Software	¥1,374,334	¥839,872	¥534,462	¥1,486,013	¥959,829	¥526,184
Core deposit intangibles	632,533	377,325	255,208	629,933	418,315	211,618
Customer relationships	207,670	113,435	94,235	231,209	125,260	105,949
Trade names	51,579	10,209	41,370	51,249	12,261	38,988
Other	4,173	2,648	1,525	4,263	2,805	1,458

Total	¥2,270,289	¥1,343,489	926,800	¥2,402,667	¥1,518,470	884,197

Intangible assets not subject to amortization:
Indefinite-lived customer relationships			42,224			—
Indefinite-lived trade names			4,459			3,037
Other			18,038			9,249

Total			64,721			12,286

Total			¥991,521			¥896,483

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥153,887 million, which primarily consisted of ¥151,992 million of software. The weighted average amortization period for these assets is 6 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2011 amounted to ¥332 million.

Intangible assets subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥163,961 million, which primarily consisted of ¥163,060 million of software. The weighted average amortization period for these assets is 5 years. There is no significant residual value estimated for these assets. Intangible assets not subject to amortization acquired during the fiscal year ended March 31, 2012 amounted to ¥545 million.

For the fiscal years ended March 31, 2010, 2011 and 2012, the MUFG Group recognized ¥12,400 million, ¥26,566 million and ¥30,986 million, respectively, of impairment losses for intangible assets whose carrying amounts exceeded their fair value. In computing the amount of impairment losses, fair value was determined primarily based on the present value of expected future cash flows, the estimated value based on appraisals, or market prices.

The impairment loss for the fiscal year ended March 31, 2010 included a loss of ¥9,239 million relating to the contractual rights of a business alliance, which was reported under the Integrated Retail Banking Business Group. The intangible asset was not subject to amortization and was aggregated in Other intangible assets. The fair value of the intangible asset was calculated based on the present value of expected future cash flows. Estimated future cash flows were revised downwards due to a change in the business environment within our credit card business. Accordingly, the MUFG Group reevaluated the intangible asset and recognized an impairment loss.

The impairment loss for the fiscal year ended March 31, 2011 included a loss of ¥19,267 million relating to customer relationships under the Integrated Trust Assets Business Group and a loss of ¥6,226 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group. These intangible assets were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows of the above customer relationships were revised downwards due to the global financial environment where low interest rates were expected to continue, and the appreciation of Japanese yen against major currencies, and its adverse impact to the growth prospect of trust assets. The estimated future cash flows of the above contractual rights were revised downwards due to the severe environment of the credit card business. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses.

The impairment loss for the fiscal year ended March 31, 2012 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group incorporated the recent further deteriorated business environment of the credit card business into its future cash flows projection of the above contractual rights. Also, the estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 "Change in Accounting Estimates" section for the details.

Also, for the fiscal year ended March 31, 2011, the MUFG Group recognized a loss of ¥16,370 million in Other non-interest expenses in the consolidated statements of income from the disposal of software for internal use due to a suspension of the system integration project by one of MUFG's subsidiaries.

The estimated aggregate amortization expense for intangible assets for the next five fiscal years is as follows:

(in millions)
Fiscal year ending March 31:
2013	¥206,774
2014	164,765
2015	130,556
2016	102,121
2017	75,527